Cover	Nov. 21, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 21, 2022
Entity File Number	001-40181
Entity Registrant Name	Forest Road Acquisition Corp. II
Entity Central Index Key	0001840161
Entity Tax Identification Number	86-1376005
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1177 Avenue of the Americas
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	917
Local Phone Number	310-3722
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-fifth of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-fifth of one Redeemable Warrant
Trading Symbol	FRXB.U
Security Exchange Name	NYSE
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FRXB
Security Exchange Name	NYSE
Redeemable Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	FRXB WS
Security Exchange Name	NYSE